Parent company accounts - Statement of comprehesive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 0	£ 31	£ 20
Net interest expense	12,709	10,572	8,073
Other income/ (expense)	134	170	88
Impairment reversal of investment in subsidiary	(1,881)	(1,220)	653
Operating expenses	(16,931)	(16,730)	(14,659)
Profit before tax	6,557	7,012	8,194
Taxation	(1,234)	(1,039)	(1,138)
Profit after tax	5,323	5,973	7,056
Other comprehensive income	1,056	(4,361)	(2,218)
Total comprehensive income for the year	6,379	1,612	4,838
Profit after tax attributable to:
Equity holders of the parent	4,274	5,023	6,205
Other equity instrument holders	985	905	804
Profit after tax	5,259	5,928	7,009
Total comprehensive income attributable to:
Ordinary equity holders	6,315	1,567	4,791
Total comprehensive income for the year	6,379	1,612	4,838
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	2,818	2,797	1,356
Net interest expense	(11)	(163)	(161)
Other income/ (expense)	1,174	(654)	659
Impairment reversal of investment in subsidiary	0	0	2,573
Operating expenses	(296)	(257)	(160)
Profit before tax	3,685	1,723	4,267
Taxation	81	440	76
Profit after tax	3,766	2,163	4,343
Other comprehensive income	0	0	0
Total comprehensive income for the year	3,766	2,163	4,343
Profit after tax attributable to:
Equity holders of the parent	2,781	1,258	3,539
Other equity instrument holders	985	905	804
Profit after tax	3,766	2,163	4,343
Total comprehensive income attributable to:
Ordinary equity holders	2,781	1,258	3,539
Other equity instrument holders	985	905	804
Total comprehensive income for the year	£ 3,766	£ 2,163	£ 4,343